STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2019 (Unaudited)

Description	Shares	Value ($)
Common Stocks - 92.9%
Automobiles & Components - .9%
General Motors	267,469	8,917,416
Banks - 19.4%
Bank of America	1,570,112	41,764,979
Citigroup	493,557	30,674,568
JPMorgan Chase & Co.	415,231	43,997,877
SunTrust Banks	184,236	11,056,002
U.S. Bancorp	746,442	37,471,388
Wells Fargo & Co.	455,855	20,226,286
		185,191,100
Capital Goods - 4.6%
Honeywell International	150,445	24,719,618
United Technologies	151,462	19,129,651
		43,849,269
Diversified Financials - 3.5%
Ameriprise Financial	112,269	15,518,944
Morgan Stanley	445,936	18,145,136
		33,664,080
Energy - 8.7%
Exxon Mobil	242,911	17,190,811
Hess	335,682	18,751,197
Marathon Petroleum	472,265	21,719,467
Occidental Petroleum	180,236	8,970,346
Phillips 66	195,990	15,835,992
		82,467,813
Food, Beverage & Tobacco - 4.1%
Archer-Daniels-Midland	185,089	7,092,610
Conagra Brands	705,189	18,877,910
PepsiCo	101,645	13,010,560
		38,981,080
Health Care Equipment & Services - 3.6%
CVS Health	178,586	9,352,549
Medtronic	267,169	24,734,506
		34,087,055
Insurance - 5.3%
American International Group	407,569	20,814,549
Assurant	142,206	14,214,912
Hartford Financial Services Group	289,982	15,270,452
		50,299,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.9% (continued)
Materials - 7.4%
CF Industries Holdings	479,275		19,286,026
Dow	238,449		11,149,875
Nutrien	334,853		16,320,735
Vulcan Materials	189,551		23,676,815
			70,433,451
Media & Entertainment - 3.1%
Comcast, Cl. A	281,717		11,550,397
Omnicom Group	226,889	[a]	17,552,133
			29,102,530
Pharmaceuticals Biotechnology & Life Sciences - 5.4%
Merck & Co.	414,312		32,817,654
Pfizer	454,884		18,886,784
			51,704,438
Real Estate - 3.6%
Lamar Advertising, Cl. A	238,596	[a,b]	18,660,593
Outfront Media	639,621	[b]	15,766,658
			34,427,251
Retailing - 1.3%
Target	159,554		12,836,119
Semiconductors & Semiconductor Equipment - 2.9%
Qualcomm	269,596		18,014,405
Texas Instruments	91,158		9,508,691
			27,523,096
Software & Services - 1.8%
International Business Machines	135,189		17,167,651
Technology Hardware & Equipment - 5.0%
Cisco Systems	688,562		35,825,881
Corning	409,653		11,814,393
			47,640,274
Telecommunication Services - 5.4%
AT&T	1,317,582		40,291,658
Verizon Communications	213,880		11,624,378
			51,916,036
Transportation - 2.1%
Delta Air Lines	217,502		11,201,353
Union Pacific	55,512		9,258,291
			20,459,644
Utilities - 4.8%
Clearway Energy, Cl. C	641,184		9,617,760
NextEra Energy Partners	284,028	[a]	12,568,239
PPL	777,493	[a]	23,138,192
			45,324,191
Total Common Stocks (cost $788,870,361)			885,992,407

	1-Day Yield (%)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $50,241,713)	2.4	50,241,713	[c]	50,241,713

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,500)	2.4	4,500	[c]	4,500
Total Investments (cost $839,116,574)		98.2%		936,238,620
Cash and Receivables (Net)		1.8%		17,054,992
Net Assets		100.0%		953,293,612

a Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $33,607,819 and the value of the collateral held by the fund was $34,545,090, consisting of cash collateral of $4,500 and U.S. Government & Agency securities valued at $34,540,590.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic Common Stocks†	885,992,407	-	-	885,992,407
Investment Companies	50,246,213	-	-	50,246,213
Liabilities ($)
Other Financial Instruments:
Options Written	(926,233)	-	-	(926,233)

† See Statement of Investments for additional detailed categorizations.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Income Stock Fund

May 31, 2019 (Unaudited)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Call Options:
Citigroup Inc Contracts 740	69	6/21/19	5,106,000	(8,140)
Conagra Brands Inc Contracts 1,685	30	6/21/19	5,055,000	(10,110)
Cisco Systems Inc Contracts 1,720	58	6/21/19	9,976,000	(5,160)
Honeywell International Inc Contracts 320	170	6/21/19	5,440,000	(27,200)
JPMorgan Chase & Co Contracts 865	115	6/21/19	9,947,500	(7,785)
Merck & Co Inc Contracts 1,220	81	6/21/19	9,882,000	(85,400)
Morgan Stanley Contracts 1,100	47	6/21/19	5,170,000	(1,650)
AT&T Inc Contracts 2,995	33	6/21/19	9,883,500	(14,975)
US Bancorp Contracts 1,860	54	6/21/19	10,044,000	(7,440)
Vulcan Materials Co Contracts 370	135	6/21/19	4,995,000	(11,100)
Exxon Mobil Corp Contracts 635	78	6/21/19	4,953,000	(2,540)
Put Options:
American International Group I Contracts 200	50	6/21/19	1,000,000	(18,000)
Citigroup Inc Contracts 148	65	6/21/19	962,000	(49,580)
Conagra Brands Inc Contracts 370	27	6/21/19	999,000	(33,300)
CF Industries Holdings Inc Contracts 250	40	6/21/19	1,000,000	(30,000)
Cisco Systems Inc Contracts 200	50	6/21/19	1,000,000	(10,800)
JPMorgan Chase & Co Contracts 55	110	6/21/19	605,000	(25,575)
Lamar Advertising Co Contracts 125	80	6/21/19	1,000,000	(44,063)
Marathon Petroleum Corp Contracts 26	50	6/21/19	130,000	(11,388)
Morgan Stanley Contracts 188	44	6/21/19	827,200	(65,800)
Omnicom Group Inc Contracts 133	75	6/21/19	997,500	(13,566)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount	Value ($)
Put Options: (continued)
PPL Corp Contracts 333	30	6/21/19	999,000	(27,306)
Qualcomm Inc Contracts 121	82.5	6/21/19	998,250	(195,899)
Target Corp Contracts 125	70	6/21/19	875,000	(1,000)
United Technologies Corp Contracts 77	130	6/21/19	1,001,000	(38,115)
Vulcan Materials Co Contracts 80	125	6/21/19	1,000,000	(29,600)
Exxon Mobil Corp Contracts 133	75	6/21/19	997,500	(58,254)
Total Options Written (premiums received $1,080,850)				(926,233)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $97,122,046, consisting of $141,947,414 gross unrealized appreciation and $44,825,368 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.